Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstarct]
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant

The fair value of the Company’s stock options granted to a consultant for the six months ended June 30, 2026 was estimated using the following assumptions:

2026
Expected volatility	105.25%
Risk free interest rate	3.91%
Expected dividend	-
Expected term (in years)	4

Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan

Transactions related to employees, directors, and consultants options granted under the Company’s options plan during the six months ended June 30, 2026 were as follows:

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2026	7,543,770	0.57	5.1	0.023
Granted	40,000,000	0.0000025	3.75	0.0001
Expired	(448,000)	0.48	-	-
Outstanding at June 30, 2026	47,095,770	0.09	3.92	0.004
Vested and expected to vest at end of period	47,095,770	0.09	3.92	-
Exercisable at June 30, 2026	13,792,437	0.3	4.35

Schedule of Transactions Related to Restricted Share Units and Restricted Stocks

Transactions related to restricted share units (RSUs) during the six months ended June 30, 2026, were as follows:

	Number of RSU	Weighted average grant date fair value (USD)
Outstanding at January 1, 2026	124,128,000	0.002
Granted	-	-
Vested	(40,744,000)	0.003
Forfeited	(51,192,000)	0.001
Outstanding at June 30, 2026	32,192,000	0.01

Transactions related to restricted stocks (RSs) during the six months ended June 30, 2026, were as follows:

	Number of RS	Weighted average grant date fair value (USD)
Outstanding at January 1, 2026	-	-
Granted	540,000,000	0.0004
Vested	(90,000,000)	0.0004
Forfeited	-	-
Outstanding at June 30, 2026	450,000,000	0.0004